Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTEREST INCOME
Interest and fees on loans	$ 8,590	$ 8,552	$ 17,218	$ 17,281
Interest bearing deposits	3	5	4	6
Short-term investments in money market funds	4	7	6	10
Investment securities:
Available for sale	907	1,210	1,863	2,489
Held to maturity	123	111	238	223
Total Interest Income	9,627	9,885	19,329	20,009
INTEREST EXPENSE
Deposits	1,288	1,668	2,638	3,430
Short-term borrowings	8		13	4
Advances from Federal Home Loan Bank	30	16	55	36
Guaranteed junior subordinated deferrable interest debentures	280	280	560	560
Total Interest Expense	1,606	1,964	3,266	4,030
NET INTEREST INCOME	8,021	7,921	16,063	15,979
Provision (credit) for loan losses	150	(500)	(100)	(1,125)
NET INTEREST INCOME AFTER PROVISION (CREDIT) FOR LOAN LOSSES	7,871	8,421	16,163	17,104
NON-INTEREST INCOME
Trust fees	1,779	1,628	3,446	3,325
Investment advisory fees	220	177	434	370
Net realized gains on investment securities		12	71	12
Net gains on sale of loans	241	251	627	527
Service charges on deposit accounts	538	517	1,049	1,052
Bank owned life insurance	388	212	589	427
Other income	909	936	1,675	1,694
Total Non-Interest Income	4,075	3,733	7,891	7,407
NON-INTEREST EXPENSE
Salaries and employee benefits	6,176	5,976	12,507	11,962
Net occupancy expense	751	702	1,524	1,431
Equipment expense	455	473	910	924
Professional fees	1,150	937	2,185	1,860
Supplies, postage and freight	211	200	422	433
Miscellaneous taxes and insurance	365	355	741	710
Federal deposit insurance expense	151	114	285	243
Other expense	1,183	1,310	2,490	2,618
Total Non-Interest Expense	10,442	10,067	21,064	20,181
PRETAX INCOME	1,504	2,087	2,990	4,330
Provision for income tax expense	434	655	864	1,333
NET INCOME	1,070	1,432	2,126	2,997
Preferred stock dividends	52	262	104	525
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 1,018	$ 1,170	$ 2,022	$ 2,472
Basic:
Net income	$ 0.05	$ 0.06	$ 0.11	$ 0.12
Average number of shares outstanding	19,039	19,584	19,103	20,132
Diluted:
Net income	$ 0.05	$ 0.06	$ 0.11	$ 0.12
Average number of shares outstanding	19,128	19,652	19,192	20,186
Cash dividends declared	$ 0.01	$ 0.00	$ 0.01	$ 0.00